Other Receivables	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other receivables [text block] [Abstract]
OTHER RECEIVABLES

13. OTHER RECEIVABLES

$000	Year ended December 31,
	2021	2020

VAT Receivable	80	82
Receivable due for options exercised	-	191
Security deposits receivable	35	135
Prepayments	1,186	375
	1,301	785

There are no differences between the carrying amount and fair value of any of the trade and other receivables above.